Basic and Diluted Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	$ (5,116,577)	$ 517,804	$ (178,661)
Income (Loss) from continuing operations attributable to non-controlling interests	108,044	107,958	(6,659)
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from discontinued operations	(5,547,024)	(2,589,063)	1,595,997
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (10,555,557)	$ (1,963,301)	$ 1,410,677
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,041,625	3,040,310	3,039,727
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	$ (1.65)	$ 0.21	$ (0.06)
Earnings (Loss) from discontinued operations	$ (1.82)	$ (0.86)	$ 0.52
Earnings (Loss) attributable to common stockholders	$ (3.47)	$ (0.65)	$ 0.46